As  filed  with  the  Securities and Exchange  Commission  on  March     ,  1998
Registration Nos. 2-80348 and 811-3599


               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X /
     Pre-Effective Amendment No.  ______              /   /
     Post-Effective Amendment No.  46                 /X /
                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
     Amendment No.   48                      /X /
                (Check appropriate box or boxes)

                                THE ROYCE FUND
               (Exact name of Registrant as specified in charter)

               1414 Avenue of the Americas, New York, New York  10019
             (Address of principal executive offices)    (Zip Code)
    Registrant's Telephone Number, including Area Code:        (212) 355-7311

                           Charles M. Royce, President
                                 The Royce Fund
              1414 Avenue of the Americas, New York, New York  10019
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) / / immediately upon filing pursuant to paragraph (b)
/  / on Date pursuant to paragraph (b)
/x / 60 days after filing pursuant to paragraph (a)(i)
/  / on Date pursuant to paragraph (a)(ii)
/  / 75 days after filing pursuant to paragraph (a)(ii)
/  / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/   /  this  post-effective  amendment designates a new  effective  date  for  a previously filed post-effective amendment.

The Royce Fund has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Its 24f-2 Notice for its most recent fiscal year will be filed on or prior to March 31, 1998.
                           Total number of pages: ___
                      Index to Exhibits is located on page:

                         CROSS REFERENCE SHEET
                 (Pursuant to Rule 481 of Regulation C)


Item of Form N-1A                             CAPTION or Location in Prospectus
-----------------                         ----------------------------------

Part A

I.   Cover Page ................          Cover Page

II.  Synopsis...............              FUND EXPENSES

III. Condensed Financial Information...          *

IV.  General Description of Registrant..  INVESTMENT OBJECTIVE,
                                          INVESTMENT POLICIES,
                                          INVESTMENT RISKS,
                                          INVESTMENT LIMITATIONS,
                                          GENERAL INFORMATION

V.   Management of the Fund.........      MANAGEMENT OF THE TRUST,
                                          GENERAL INFORMATION

V.A. Management's Discussion of
      Fund Performance...............             *

VI.  Capital Stock and Other Securities.  GENERAL INFORMATION,
                                          DIVIDENDS, DISTRIBUTIONS AND
                                           TAXES,
                                          IMPORTANT ACCOUNT INFORMATION,
                                          REDEEMING YOUR SHARES,
                                          TRANSFERRING OWNERSHIP,
                                          OTHER SERVICES

VII. Purchase of Securities Being
      Offered   ........                  INVESTMENT POLICIES***,
                                          NET ASSET VALUE PER SHARE,
                                          OPENING AN ACCOUNT AND
                                           PURCHASING SHARES,
                                          OTHER SERVICES

VIII. Redemption or Repurchase..          REDEEMING YOUR SHARES

IX.   Pending Legal Proceeding ..........         *

                                            CAPTION or Location in Statement
Item of Form N-1A                           of Additional Information
-----------------                           ---------------------------------

Part B
------

X.   Cover Page.................            Cover Page

XI.  Table of Contents..........            TABLE OF CONTENTS

XII. General Information and History..      *

XIII. Investment Objectives and Policies.   INVESTMENT POLICIES AND
                                             LIMITATIONS,
                                            RISK FACTORS AND SPECIAL
                                             CONSIDERATIONS

XIV.  Management of the Fund.........       MANAGEMENT OF THE TRUST

XV.   Control Persons and Principal
       Holders of Securities...........     MANAGEMENT OF THE TRUST,
                                            PRINCIPAL HOLDERS OF SHARES

XVI.  Investment Advisory and Other
       Services  ..........                 MANAGEMENT OF THE TRUST,
                                            INVESTMENT ADVISORY SERVICES,
                                            CUSTODIAN,
                                            INDEPENDENT ACCOUNTANTS

XVII. Brokerage Allocation and Other
       Practices.....................       PORTFOLIO TRANSACTIONS


XVIII. Capital Stock and Other Securities.  DESCRIPTION OF THE TRUST

XIX.  Purchase, Redemption and Pricing
       of Securities Being Offered....      PRICING OF SHARES BEING OFFERED,
                                            REDEMPTIONS IN KIND

XX.  Tax Status....................         TAXATION

XXI. Underwriters.....................      *

XXII. Calculation of Performance Data....   PERFORMANCE DATA

XXIII. Financial Statements...........      **

*    Not applicable.
**   Incorporated by reference.
***  Relates only to Royce GiftShares Fund, a series of the Trust.

THE ROYCE FUNDS
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ROYCE MICRO-CAP FUND
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PROSPECTUS -- _______,  1998
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NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-800-221-4268
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SHAREHOLDER SERVICES -- 1-800-841-1180  FINANCIAL CONSULTANT SERVICES --  1-800-
33-ROYCE
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                  ROYCE   MICRO-CAP   PORTFOLIO  seeks   long-term   capital
INVESTMENT        appreciation,  primarily  through  investments  in  common
OBJECTIVE AND     stocks  and  convertible securities of small and micro-cap
POLICIES          companies.   Production of income is  incidental  to  this
                  objective.  The Fund's securities are selected on a  value
                  basis.   There  can  be no assurance that  the  Fund  will
                  achieve its objective.

                  The  Fund  is a series of The Royce Fund (the "Trust"),  a
                  diversified  open-end management investment company.   The
                  Trust is currently offering shares of multiple series, and the Fund is currently offering two classes of its shares. This Prospectus relates only to the Fund's Consultant Class.
------------------------------------------------------------------------------

ABOUT THIS        This  Prospectus sets forth concisely the information that
PROSPECTUS        you should know about the Consultant Class of Royce Micro-
                  Cap  Fund  before you invest.  It should be  retained  for
                  future    reference.    A   "Statement    of    Additional
                  Information,"  containing further  information  about  the
                  Fund and the Trust, has been filed with the Securities and
                  Exchange  Commission.  The Statement is dated  ______  __,
                  1998  and  has  been incorporated by reference  into  this
                  Prospectus.   A  copy may be obtained  without  charge  by
                  writing to the Trust or calling Investor Information.

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TABLE OF CONTENTS
                                Page     				Page

Fund Expenses                      2
Financial Highlights               3     SHAREHOLDER GUIDE
Investment Performance and 		 Opening an Account and Purchasing
   Volatility   		   4          Shares                        9
Investment Objective               5     Choosing a Distribution Option    12
Investment Policies                5     Important Account Information     12
Investment Risks                   5     Redeeming Your Shares             13
Investment Limitations             6     Exchange Privilege                15
Management of the Trust            7     Transferring Ownership            15
General Information                8     Transferring Ownership            15
Dividends, Distributions and Taxes 8
Net Asset Value Per Share          9
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  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
 SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.


                                                         CONSULTANT CLASS SHARES

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FUND EXPENSES     The  following  tables summarize the  maximum  transaction costs and estimated expenses and fees that you would incur as a Consultant Class shareholder of the Fund. The Fund offers one other class of shares, generally not available through broker-dealers offering Consultant Class shares to their customers, which has a different expense structure
                  than   the   Consultant  Class,  resulting  in   different
                  performance for that class.

                     		Shareholder Transaction Expenses
                  		--------------------------------
                  Maximum Initial Sales Charge Imposed on a
                    Purchase (as a % of offering price)................ None
                  Maximum Contingent Deferred Sales Charge
                    (as a % of offering price) (1)..................... 1.00%

                  (1) On purchased shares held for less than 1 year. Contingent deferred sales charge does not apply to shares issued on reinvestment of distributions.

                      		Annual Fund Operating Expenses
                  		------------------------------
                  Management Fees (after waiver)        1.19%
                  12b-1 Fees                     	1.00%
                  Other Expenses                 	0.30%
                  Total Operating Expenses       	2.49%

                  The purpose of the above tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in shares of the Consultant Class of the Fund. Management Fees would be 1.50% and Total Operating Expenses would be 2.80% without the waiver of fees by Royce & Associates, Inc. ("Royce"), the Fund's investment adviser.

                  The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.
                               1 Year   3 Years   5 Years   10 Years
			       ------   -------   -------   --------
                                 $25      $78      $133      $283

                  THESE  EXAMPLES  SHOULD NOT BE CONSIDERED A REPRESENTATION
                  OF   PAST  OR  FUTURE  EXPENSES  OR  PERFORMANCE.   ACTUAL
                  EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                  Long-term Consultant Class shareholders may pay more than the economic equivalent of the maximum front-end sales charge of 6.25% of the amount invested permitted by the Rules of Fair Practice of NASD Regulation, Inc.

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                  The Consultant Class of the Fund was established on ______
FINANCIAL         __,  1998.   The  financial information  in  these  tables
HIGHLIGHTS        regarding selected per share data reflects the performance of  the Fund's Investment Class of shares, which does  not
(For a share      incur 12b-1 fees.  The following financial highlights  are
out-              part  of  the  Fund's financial statements and  have  been
standing          audited   by   Coopers   &  Lybrand  L.L.P.,   independent
through-          accountants.  The Fund's financial statements and  Coopers
out each year)    &  Lybrand  L.L.P.'s reports on them are included  in  the
                  Fund's Annual Reports to Shareholders and are incorporated by reference into the Statement of Additional Information and this Prospectus. Further information about the Fund's performance is contained elsewhere in this prospectus and in the Fund's Annual Report to Shareholders for 1997, which may be obtained without charge by calling Investor
                  Information.

							Year ended December 31,
					------------------------------------------------
	                                1997     1996     1995     1994    1993    1992
					----	 ----	  ----	   ----	   ----	   ----
Net  Asset Value, Beginning of Year   	$8.14    $7.53    $6.48    $6.47   $5.83   $5.00
Income from Investment Operations	-----	 -----	  -----	   -----   -----   -----
---------------------------------
Net  investment income                   0.00	 (0.01)    0.00     0.00    0.00   (0.01)
Net realized and unrealized
    gain (loss) on investments           2.01     1.17     1.24     0.23    1.38    1.48
      Total from Investment	       	-----	 -----	  -----	   -----   -----   -----
        Operations           		 2.01     1.16     1.24     0.23    1.38    1.47
					-----	 -----	  -----	   -----   -----   -----
Less Distributions
------------------
Dividends paid from net
   investment income                     0.00     0.00     0.00     0.00    0.00   (0.00)
Distributions paid from capital
  gains                                 (0.75)   (0.55)   (0.19)   (0.22)  (0.74)  (0.64)
						 -----	  -----	   -----   -----   -----
        Total Distributions             (0.75)   (0.55)   (0.19)   (0.22)  (0.74)  (0.64)
					-----	 -----	  -----	   -----   -----   -----
Net  Asset Value, End of Year           $9.40    $8.14    $7.53    $6.48   $6.47   $5.83
					-----	 -----	  -----	   -----   -----   -----
Total Return                            24.7%     15.5%   19.1%     3.6%   23.7%   29.4%
Ratios/Supplemental Data
------------------------
Net Assets, End of Year (millions)      $200       $141     $98      $27     $10      $3
Ratio of Expenses to
  Average Net Assets (a)                1.49%     1.79%   1.94%     1.99%  1.99%    1.69%
Ratio of Net Investment Income
  to Average Net Assets                  .04%     (.20%)   .10%      .02%  (.09%)   (.21%)

Portfolio Turnover Rate                   38%       70%     25%       54%   116%      171%

Average Commission Rate Paid*         $0.0549   $0.0476     ---       ---   ---       ---


(a) Expense ratio before waiver of fees by the investment adviser would have been 1.80%, 1.87%, 1.97%, 2.34%, 2.49% and 3.77% for the years ended December
31, 1997, 1996, 1995, 1994, 1993 and 1992,  respectively.

* Beginning in 1996, the Fund is required to disclose average commission rates paid per share for purchases and sales of investments.

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INVESTMENT        The  Fund  may  include in communications  to  current  or
PERFORMANCE       prospective  shareholders figures reflecting total  return
AND VOLATILITY    over various time periods.  "Total return" is the rate  of return  on  an  amount  invested  in  the  Fund  from  the
Total return is   beginning  to  the  end  of the stated  period.   "Average
the               annual  total return" is the annual compounded  percentage
change in value   change in the value of an amount invested in the Fund from
over              the  beginning until the end of the stated period.   Total
a given time      returns  are  historical measures of past performance  and
period,           are  not  intended to indicate future performance.   Total
assuming          returns  assume  the  reinvestment of all  net  investment
reinvestment      income  dividends  and capital gains  distributions.   The
of dividends      figures  do  not  reflect the Fund's early redemption  fee
and               because  this  fee  applies only to redemptions  of  share
capital gains     purchases held  for less than one year.  Additionally, the
distributions     performance of the Fund may be compared in publications to
                  (i) the performance of various indices and investments for which  reliable  performance data is  available  and  (ii)
                  averages,   performance  rankings  or  other   information
                  prepared by recognized mutual fund statistical services.

"Risk" may be     The relative risk of investing in a particular fund should
viewed            be  considered in addition to the total returns of a fund.
as the   	  Risk, in terms of how volatile an investor's returns  have
volatility of a   been,  can  be  measured in a number  of  ways,  including
fund's total   	  standard deviation and beta.
returns
over time             Standard  deviation measures the range of  performance
                      within  which  a  fund's total returns have  fallen.   The
                      lower the standard deviation of the fund, the less volatile and more consistent the fund's monthly total returns have been over that period. When the standard deviation of a fund is lower than the standard deviation of an index such as the S&P 500, the fund has been less volatile than the index.

                      Beta   measures  a  fund's  sensitivity   to   market
                      movements. The beta for the index chosen to represent the stock market (the S&P 500) is 1.00. If the fund has a beta greater than 1.00, it has been more volatile than the index; if its beta is less than 1.00, it has been less volatile than the index.

                  These measures of risk, which are historical in nature and not necessarily predictive of future volatility, are more fully described in the Statement of Additional Information. For the three year period ended December 31, 1997, standard deviation and beta for the Fund, the Russell 2000, an index representative of small company stocks, and the S&P 500 were:

                                        	Standard
                                        	Deviation              Beta
						---------	       ----
                  Royce Micro-Cap Fund       	_.__           		_.__
                  Russell 2000        		__.__       		_.__
                  S&P 500              		_.__       		_.__

                  Investors evaluating these and other quantitative measures of risk should understand that the risk profiles of the Fund's portfolio may change over time. The investment risks associated with the types of securities in which the Fund may invest are described below -- see "Investment Risks".

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INVESTMENT        The  investment objective of the Fund is long-term capital
OBJECTIVE         appreciation.    It  seeks  to  achieve   this   objective
                  primarily   through  investments  in  common  stocks   and
                  convertible  securities of small and micro-cap  companies.
                  Production of income is incidental to this objective.  The
                  Fund's  securities are selected on a value  basis.   There
                  can be no assurance that the Fund will achieve its objective.

                  The Fund's investment objective is fundamental and may not be changed without the approval of a majority of its outstanding voting shares.

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INVESTMENT        Royce  will  use a "value" method in managing  the  Fund's
POLICIES          assets.   In  its  selection process, Royce  puts  primary
                  emphasis   on  various  internal  returns  indicative   of
The Fund   	  profitability, balance sheet quality, cash flows  and  the
invests           relationships that these factors have to the current price
on a value   	  of a given security.
basis
                  Royce's  value  method is based on  its  belief  that  the
The Fund          securities  of  certain  small companies  may  sell  at  a
invests           discount  from  its  estimate of such companies'  "private
primarily in      worth".   Royce  will attempt to identify  and  invest  in
small and         these  securities for the Fund, with the expectation  that
micro-cap         this  "value  discount" will narrow  over  time  and  thus
companies         provide capital appreciation for the Fund.

                  At least 80% of the assets of Royce Micro-Cap Portfolio will normally be invested in common stocks and securities convertible into common stocks of small and micro-sized companies, and at least 65% of these securities will be issued by companies with stock market capitalizations under $300 million at the time of investment. The remainder of the Fund's assets may be invested in the securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.

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INVESTMENT        As  a  mutual  fund investing primarily in  common  stocks
RISKS             and/or securities convertible into common stocks, the Fund is  subject to market risk--that is, the possibility  that
The Fund is       common  stock  prices  will decline  over  short  or  even
subject           extended periods.  Because the Fund will focus on the less
to certain   	  liquid   securities   of  small  and  micro-capitalization
investment        companies,  it may involve considerably more risk  than  a
risks             mutual fund investing in the more liquid common stocks and convertible securities of larger capitalization companies.
                  The  Fund's  companies may have static, cyclical  or  only moderate  growth prospects and/or limited  product  lines,
                  markets  and  financial resources.   They  may  also  lack
                  management  depth  and  be  more  vulnerable  to   adverse
                  business  developments.  In addition, these companies  may not  be well known to the investment community and may  be followed  by relatively few securities analysts,  so  that there  will tend to be less publicly available information about them, and their securities may not be widely held or attract significant institutional ownership.  Finally, the securities  of  the  Fund's  companies  may  have  limited trading  volumes, wide spreads between their bid  and  ask prices,  prices that are subject to more abrupt or erratic
                  market   movements   than   the   securities   of   larger
                  capitalization companies or the market averages in general and,  in  the  case of securities traded in the  over-the-
                  counter  market,  only a few market makers.   Accordingly,
                  Royce's investment method requires it to have a long-term investment outlook for the securities in which it invests.
                  The Fund should not be used by market timers.

                  Because the Fund will invest primarily in small and micro-capitalization securities, it may not be able to purchase or sell more than a limited number of shares of a portfolio security at then quoted market prices, and may require a considerable period of time to acquire or dispose of its position in the security. In addition, if other Royce-managed accounts or other investors are seeking to purchase or sell a portfolio security held by the Fund, this may impact the value of that security. See "Net Asset Value Per Share".

------------------------------------------------------------------------------

INVESTMENT        The  Fund  has  adopted  certain fundamental  limitations,
LIMITATIONS       designed  to  reduce its exposure to specific  situations, which  may  not  be  changed without  the  approval  of  a
The   Fund  has   majority of its outstanding voting shares, as that term is
adopted           defined in the 1940 Act.  These limitations are set  forth
certain           in  the  Statement of Additional Information and  provide,
fundamental       among other things, that the Fund will not:
limitations
                  (a) as to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S. Government;

                  (b) invest more than 25% of its assets in any one industry; or

                  (c) invest in companies for the purpose of exercising control of management.

Other             In addition to investing primarily in the equity and fixed
Investment        income  securities described above, the Fund may follow  a
Practices         number of additional investment practices.

Short-term        The  Fund may invest in short-term fixed income securities
fixed             for  temporary  defensive purposes, to invest  uncommitted
income            cash balances or to maintain liquidity to meet shareholder
securities        redemptions.   These securities consist of  United  States
                  Treasury  bills,  domestic bank certificates  of  deposit, high-quality  commercial paper and  repurchase  agreements
                  collateralized  by  U.S.  Government  securities.   In   a
                  repurchase agreement, a bank sells a security to the  Fund at  one  price and agrees to repurchase it at  the  Fund's cost  plus interest within a specified period of seven  or fewer  days.  In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the
                  Fund  will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's
                  custodian  bank  until  repurchased.   Should   the   Fund
                  implement a temporary investment policy, its investment objective may not be achieved.

Securities        The  Fund  may  lend up to 25% of its assets to  qualified
lending           institutional  investors  for  the  purpose  of  realizing additional income.  Loans of securities of the  Fund  will
                  be   collateralized  by  cash  or  securities  issued   or
                  guaranteed by the United States Government or its agencies or instrumentalities. The collateral will equal at least
                  100% of the current market value of the loaned securities.
                  The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.

Warrants,         The  Fund  may  invest up to 25% of its  total  assets  in
rights and        warrants, rights and options.
options

Lower-rated       The  Fund may invest no more than 5% of its net assets  in
debt securities   lower-rated  (high-risk) non-convertible debt  securities, which are below investment grade. The Fund does not expect to invest in debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by
                  Standard & Poor's Corp. or, if unrated, determined to be of comparable quality.

Foreign           The Fund may invest up to 10% of its assets in debt and/or
securities        equity  securities of foreign issuers. Foreign investments involve  certain  risks,  such as  political  or  economic instability  of  the issuer or of the  country  of  issue,
                  fluctuating   exchange  rates  and  the   possibility   of
                  imposition  of  exchange controls.  These  securities  may also be subject to greater fluctuations in price than  the securities  of U.S. corporations, and there  may  be  less publicly  available  information about  their  operations.
                  Foreign   companies  may  not  be  subject  to  accounting
                  standards or governmental supervision comparable  to  U.S.
                  companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.

Portfolio         Royce  may  employ a more aggressive approach to investing
turnover          fir  the  Fund  that  involves substantially  higher  than average  portfolio turnover rates.  For 198,  these  rates may  exceed 100%.  Rates which exceed 100% are higher than those  of  other funds.  A 100% turnover rate occurs,  for example,  if  all  of  a fund's portfolio  securities  are replaced  in one year.  High portfolio activity  increases
                  the   Fund's   transaction  costs,   including   brokerage
                  commissions.   The Fund's annual portfolio turnover  rates
                  are shown in the "Financial Highlights."

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MANAGEMENT OF     The  Trust's  business and affairs are managed  under  the
THE TRUST         direction  of its Board of Trustees.  Royce &  Associates,
                  Inc.,  the  Fund's investment adviser, is responsible  for
Royce &   	  the  investment of their assets, subject to the  authority
Associates,       of  the Board.  Charles M. Royce, Royce's President, Chief
Inc. is   	  Investment Officer and sole voting shareholder since 1972,
responsible for   is   primarily   responsible  for  managing   the   Funds'
management of     portfolios.   He is assisted by Royce's investment  staff,
the               including   W.  Whitney  George,  Portfolio  Manager   and
Fund's            Managing  Director, and by Jack E. Fockler, Jr.,  Managing
portfolio         Director.   Royce  is  also  the  investment  adviser   to
                  Pennsylvania  Mutual  Fund, PMF II,  Royce  Premier,  Low-
                  Priced   Stock,  Total  Return,  Financial  Services   and
                  GiftShares Funds, which are other series of the Trust, and to other investment and non-investment company accounts.

                  As compensation for its services to the Fund, Royce is entitled to receive annual advisory fees equal to 1.50% of the average net assets of the Fund. The fees paid by the Fund to Royce for 1997 amounted to 1.19% of average net assets (net of voluntary waiver).

                  Royce selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may place orders with brokers who provide brokerage and research services to Royce. Royce is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

                  Royce Fund Services, Inc. ("RFS"), which is wholly-owned by Charles M. Royce, acts as distributor of the Fund's shares. Shares of the Consultant Class of the Fund are available for new investors only through certain broker-dealers having agreements with RFS. The Trust has adopted a distribution plan for the Fund's Consultant Class pursuant to Rule 12b-1. The plan provides for payment to RFS of fees not to exceed 1% per annum of the Class's average net assets, which may be used for payment of sales commissions and other fees to those broker-dealers who introduce investors to the Fund and various other promotional, sales-related and servicing costs and expenses. The fees payable by the Class to RFS have been allocated between personal service and/or account maintenance fees and asset-based sales charges, so that not more than .25% per annum is payable as a personal service and/or account maintenance fee and not more than .75% per annum is payable as an asset-based sales charge.

------------------------------------------------------------------------------

GENERAL           The Royce Fund (the "Trust") is a Delaware business trust,
INFORMATION       registered with the Securities and Exchange Commission  as a  diversified open-end management investment company.  It
                  is   the  successor  to  a  Massachusetts  business  trust
                  established in October 1985 and merged into the Trust in June 1996. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series and classes. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series or class when required by the 1940 Act and that if the Trustees determine that a matter affects only one series or class, then only shareholders of that series or class are entitled to vote on that matter.

                  Meetings  of  shareholders will  not  be  held  except  as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.


                  The custodian for the securities, cash and other assets of the Fund is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Fund's transfer agent.
                  Coopers & Lybrand, L.L.P. serves as independent accountants for the Fund.

------------------------------------------------------------------------------

DIVIDENDS,        The  Fund  pays dividends from net investment  income  (if
DISTRIBUTIONS     any)  and  distributes  its  net  realized  capital  gains
AND TAXES         annually in December.  Dividends and distributions will be automatically reinvested in additional shares of the Class
The Fund pays     unless the shareholder chooses otherwise.
dividends and
capital           Shareholders receive information annually as  to  the  tax
gains annually    status  of distributions made by the Fund for the calendar
in                year.   For Federal income tax purposes, all distributions
December          by  the  Fund  are taxable to shareholders when  declared,
                  whether   received  in  cash  or  reinvested  in   shares.
                  Distributions  paid from the Fund's net investment  income and  short-term capital gains are taxable to  shareholders as  ordinary  income dividends.  A portion of  the  Fund's dividends may qualify for the corporate dividends received deduction, subject to certain limitations.  The portion of the  Fund's  dividends qualifying for  such  deduction  is generally  limited  to  the  aggregate  taxable  dividends
                  received   by   the   Fund  from  domestic   corporations.
                  Distributions paid from long-term capital gains of the Fund are treated by a shareholder for Federal income tax purposes as long-term capital gains, regardless of how long the shareholder has held Fund shares.

                  If a shareholder disposes of shares held for six months or less at a loss, such loss is treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such disposition.

                  The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

                  At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

                  The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Account Application their proper Social Security or Taxpayer Identification Number and that they are not subject to backup withholding.

                  The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes a more detailed description of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on income and any gains from their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

------------------------------------------------------------------------------

NET ASSET VALUE   Shares are purchased and redeemed at their net asset value
PER SHARE         per  share  next determined after an order is received  by the  Fund's transfer agent or an authorized service  agent
Net asset value   or  sub-agent.  Net asset value per share is determined by
per               dividing  the  total value of the Fund's investments  plus
share (NAV) is    cash and other assets, less any liabilities, by the number
determined each   of  outstanding shares of the Fund.  Net asset  value  per
day               share is calculated at the close of regular trading on the
the New York      New  York Stock Exchange on each day the Exchange is  open
Stock             for business.
Exchange is
open              In  determining net asset value, securities listed  on  an exchange  or the Nasdaq National Market System are  valued on  the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported  for
                  that   day,   at   their  bid  price  for  exchange-listed
                  securities and at the average of their bid and ask  prices for  Nasdaq  securities.  Quotations are  taken  from  the market where the security is primarily traded.  Other over-
                  the-counter  securities for which  market  quotations  are
                  readily   available  are  valued  at  their   bid   price.
                  Securities  for  which market quotations are  not  readily available  are valued at their fair value under procedures established  and  supervised by  the  Board  of  Trustees.
                  Bonds  and other fixed income securities may be valued  by reference  to  other  securities with comparable  ratings,
                  interest   rates   and   maturities,   using   established
                  independent pricing services.

------------------------------------------------------------------------------

                             SHAREHOLDER GUIDE

OPENING AN        New  accounts  can  be  opened by  completing  an  Account
ACCOUNT AND       Application and returning it to a broker-dealer having  an
PURCHASING        agreement  with  RFS.    If you need assistance  with  the
SHARES            Account Application or have any questions about the  Fund, please  call  your financial consultant or  call  Investor
                  Information at 1-800-221-4268. Note: For certain types of account registrations (e.g., corporations, partnerships, foundations, associations, other organizations, trusts or powers of attorney), please call Investor Information to determine if you need to provide additional forms with your application.

Minimum Initial   Type of Account                             Minimum
Investment        Regular accounts                            $2,000
                  IRAs *                                 	 500
                  Accounts established with Automatic            500
                     Investment Plan or Direct Deposit Plan
                  401(k) and 403(b)(7) accounts *                None

                  * SEPARATE FORMS MUST BE USED FOR OPENING IRAS OR 403(B)(7) ACCOUNTS; PLEASE CALL INVESTOR INFORMATION IF YOU NEED THESE FORMS.

Subsequent        Subsequent investments may be made by mail ($50  minimum),
Investments       telephone ($500 minimum), wire ($1,000 minimum) or Express
                  Service (a system of electronic funds transfer from your bank account).

   		  -----------------------------------------------------------

                               NEW ACCOUNT           ADDITIONAL INVESTMENTS
Purchasing By     Please include the amount of       TO EXISTING ACCOUNTS
Mail              your  initial investment  on  Additional        investments
Complete and      the   Account   Application,  should include the Invest-by-
sign the          make  your check payable  to  Mail      remittance     form
enclosed          The  Royce Fund, and forward  attached    to   your    Fund
Account           through    your    financial  account          confirmation
Application       consultant to:                statements.    Please    make
                                                your  check  payable  to  The
                      The Royce Funds           Royce   Fund,   write    your
                      P.O. Box 419012           account number on your  check
                      Kansas City, MO           and,    using   the    return
                       64141-6012               envelope  provided,  mail  to
                                                the  address indicated on the
                                                Invest-by-Mail form.

For express or    The Royce Funds               All  written requests  should
registered        c/o  National Financial Data  be   mailed  to  one  of  the
mail,              Services                     addresses indicated  for  new
send to:          1004 Baltimore, 5th Floor     accounts.
                  Kansas City, MO 64105

------------------------------------------------------------------------------

                               NEW ACCOUNT
Purchasing By     To   open   an  account   by
Telephone         telephone,  your   financial
                  consultant    should    call
                  Investor Information (1-800-
                  221-4268) before 4:00  p.m.,
                  Eastern  time.  A confirming
                  order    number   for    the
                  purchase  will be  provided.
                  This  number must be  placed
                  on   the  completed  Account
                  Application before  mailing.
                  If  a  completed and  signed
                  Account Application  is  not
                  received   on   an   account
                  opened  by  telephone,   the
                  account  may be  subject  to
                  backup    withholding     of
                  Federal income taxes.



		ADDITIONAL INVESTMENTS
		 TO EXISTING ACCOUNTS

		Subsequent telephone purchases ($500 minimum)
		may  also be made by  calling
		Investor Information.  For all telephone
		purchases, payment is  due  within
		three   business   days   and may be made
		by    wire   or   personal, business
		or  bank  check, subject  to collection.

Purchasing By     Money should be wired to:
Wire              State  Street Bank  and  Trust Company
         	  ABA  011000028     DDA   9904-712-8
Before            Ref:  Royce  Micro-Cap Fund - Consultant Class
Wiring:           Order Number or Account Number____________________
For a new         Account Name  ____________________________________
acccount,
please            To  ensure  proper  receipt, please  be  sure  your  bank
contact		  includes  the  name  of  the Fund  and your order  number
Investor          (for telephone purchases) or account number.  If you  are
Information	  opening a new account,  your to   financial  consultant must
at 1-800-         call Investor Information to obtain an order number,  and
221-4268          complete     the     Account  Application and mail  it  to
                  the  "New  Account"  address  above  after completing  the
                  wire   arrangement.    Note:  Federal  Funds wire purchase
                  orders will be accepted only   when   the  Fund   and   its
	          custodian   are   open   for   business.

   		  -----------------------------------------------------------
Purchasing By
Express           Additional  shares  can be purchased automatically  or  at
Service           your discretion through the following options:

                  EXPEDITED PURCHASE OPTION permits you, at your discretion, to transfer funds ($100 minimum and $200,000 maximum) from your bank account to purchase shares in your Royce Fund account by telephone or computer online access.

                  AUTOMATIC INVESTMENT PLAN allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Royce Fund account on the monthly or quarterly schedule you select.

                  To establish the Expedited Purchase Option and/or Automatic Investment Plan, please provide the appropriate information on the Account Application and ATTACH A VOIDED CHECK. We will send you a confirmation of Express Service activation. Please wait three weeks before using the service.

                  To make an Expedited Purchase, other than through computer online access, please call Shareholder Services at 1-800-841-1180 before 4:00 p.m., Eastern time.

                  PAYROLL DIRECT DEPOSIT PLAN AND GOVERNMENT DIRECT DEPOSIT PLAN let you have investments ($50 minimum) made from your net payroll or government check into your existing Royce Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

                  To  initiate  a Direct Deposit Plan, you must complete  an
                  Authorization  for  Direct  Deposit  form  which  may   be
                  obtained  from Investor Information by calling  1-800-221-
                  4268.
   		  -----------------------------------------------------------

Purchasing        If  you  purchase shares of the Fund through a program  of
through           services  offered  or  administered  by  a  broker-dealer,
a Broker          financial  institution  or  other  service  provider,  you should  read the program materials provided by the service provider,  including information regarding fees which  may be  charged, in conjunction with this Prospectus.  Certain shareholder  servicing features of the  Fund  may  not  be available  or  may  be  modified in  connection  with  the program of services offered.  When shares of the Fund  are purchased  in this way, the
		  service provider, rather  than
                  the  customer,  may be the shareholder of  record  of  the
                  shares.    Certain   broker-dealers  and   other   service
                  providers  receive compensation from the Fund, RFS  and/or
                  Royce for providing such services.

------------------------------------------------------------------------------

CHOOSING A        You may select one of three distribution options:
DISTRIBUTION
OPTION            1.   Automatic  Reinvestment Option--Both  net  investment
                  income  dividends and capital gains distributions will  be reinvested in additional Fund shares.  This option will be selected for you automatically  unless you specify one  of the other options.
                  2.   Cash Dividend Option--Your dividends will be paid  in
                  cash   and  your  capital  gains  distributions  will   be
                  reinvested in additional Consultant Class shares.
                  3. All Cash Option--Both dividends and capital gains distributions will be paid in cash.

                  You may change your option by calling Shareholder Services at 1-800-841-1180.
------------------------------------------------------------------------------

IMPORTANT         The  easiest  way to establish optional services  on  your
ACCOUNT           account  is  to  select the options you  desire  when  you
INFORMATION       complete your Account Application.  If you want to add  or change  shareholder options later, you may need to provide
                  additional information and a signature guarantee.   Please
                  call Shareholder Services at 1-800-841-1180 for further assistance.

Signature         For  our  mutual  protection, we may require  a  signature
Guarantees        guarantee  on  certain  written transaction  requests.   A
                  signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.

Certificates      Certificates for whole shares will be issued upon request.
                  If a certificate is lost, stolen or destroyed, you may incur an expense to replace it.

Telephone and Neither the Fund nor its transfer agent will be liable for Online Access following instructions communicated by telephone or
Transactions      computer online access that are reasonably believed to  be
                  genuine.   The  transfer  agent  uses  certain  procedures
                  designed  to  confirm that telephone and  computer  online
                  access   instructions  are  genuine,  which  may   include
                  requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming telephone calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent transactions.

Nonpayment        If your check or wire does not clear, or if payment is not received  for  any  telephone or  computer  online  access purchase, the transaction will be canceled and you will be
                  responsible  for  any loss the Fund incurs.   If  you  are
                  already a shareholder, the Fund can redeem shares from any
                  identically   registered   account   in   the   Fund    as
                  reimbursement for any loss incurred.

Trade Date for    Your  TRADE DATE is the date on which share purchases  are
Purchases         credited  to your account.  If your purchase  is  made  by check, Federal Funds wire, telephone, computer online access or exchange and is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date.

                  In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.

                  The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.
------------------------------------------------------------------------------

REDEEMING         You  may  redeem any portion of your account at any  time.
YOUR              You  may  request a redemption in writing or by telephone.
SHARES            Redemption  proceeds  normally will  be  sent  within  two business  days  after the receipt of the request  in  Good
                  Order.

Redeeming By      Redemption  requests should be mailed to The Royce  Funds,
Mail              c/o  NFDS,  P.O.  Box 419012, Kansas City, MO  64141-6012.
                  (For express or registered mail, send your request to  The
                  Royce  Funds,  c/o National Financial Data Services,  1004
                  Baltimore, 5th Floor, Kansas City, MO 64105.)

                  The redemption price of shares will be their net asset value next determined after NFDS or an authorized service agent or sub-agent has received all required documents in Good Order.

Definition of     GOOD ORDER means that the request includes the following:
Good Order
                  1.  The account number and Fund name.
                  2.   The  amount of the transaction (specified in  dollars
                  or shares).
                  3.    Signatures  of  all  owners  exactly  as  they   are
                  registered on the account.
                  4. Signature guarantees if the value of the shares being redeemed exceeds $50,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.
                  5.  Certificates, if any are held.
                  6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

                  If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-800-841-1180.
   		  -----------------------------------------------------------

Redeeming By
Telephone         Shareholders who have not established Express Service  may redeem  up  to  $50,000  of  their  shares  by  telephone, provided  the  proceeds are mailed  to  their  address  of
                  record.   If pre-approved, higher minimums may  apply  for
                  institutional  accounts.  To redeem shares  by  telephone,
                  you   or  your  pre-authorized  representative  may   call
                  Shareholder   Services   at  1-800-841-1180.    Redemption
                  requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally
                  4:00 p.m., Eastern time) are processed on the day of receipt; redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt.

                  Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are
                  held.   TELEPHONE REDEMPTIONS WILL NOT BE PERMITTED FOR  A
                  PERIOD  OF  SIXTY DAYS AFTER A CHANGE IN  THE  ADDRESS  OF
                  RECORD.    See  also  "Important  Account  Information   -
                  Telephone and Online Access Transactions".
   		  -----------------------------------------------------------

Redeeming By
Express           If  you  select  the Express Service AUTOMATIC  WITHDRAWAL
Service           option,  shares will be automatically redeemed  from  your
                  Fund  account  and the proceeds transferred to  your  bank
                  account according to the schedule you have selected.   You
                  must  have  at  least  $25,000 in  your  Fund  account  to establish the Automatic Withdrawal option.
                  The  EXPEDITED  REDEMPTION option lets you  redeem  up  to
                  $50,000 of shares from your Fund account by telephone  and transfer  the proceeds directly to your bank account.  You may  elect  Express Service on the Account Application  or call Shareholder Services at 1-800-841-1180 for an Express
                  Service application.
   		  -----------------------------------------------------------

Important
Redemption        If  you  are redeeming shares recently purchased by check,
Information       Express Service Expedited Purchase or Automatic Investment
                  Plan, the proceeds of the redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

                  If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the transfer agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

                  The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

                  Although the Trust will normally make redemptions in cash, it may cause the Fund to redeem in kind under certain circumstances.

   		  -----------------------------------------------------------

Contingent
Deferred
Sales Charge
                  Shares  of  the   Fund's  Consultant Class  are subject
		  to   a contingent deferred  sales charge  if redeemed within
		  the  first year after purchase.  The  charge  is equal  to
		  1.00% of the purchase price  of   the shares being redeemed
		  and is payable to Royce Fund Services, Inc., the Fund's distributor.

		  The  Fund  will use the "first-in,  first-out" (FIFO) method
		  to    determine the  one-year holding period.  Under this
		  method, the date   of   the redemption will be compared with
		  the earliest purchase   date of   the  share purchases  held
		  in the account. If this holding period is less than one year, the fee will be assessed. In determining "one year," the Fund will use the anniversary month of a transaction.
		  Thus,    shares purchased    in October   1998, for example,
		  will be subject to the fee if they are redeemed prior to October 1999. If they are redeemed on or after October 1, 1999, they will not be subject to the deferred sales charge.

		  No  deferred sales   charge will be payable on  shares
		  acquired through reinvestment, or by shareholders who are
		  employees    of the  Trust, Royce,  RFS  or employees or
		  representatives of broker-dealers having agreements with RFS, members of their immediate families or employee
		  benefit   plans for  such individuals  or entities.

   		  -----------------------------------------------------------

Minimum           Due    to   the relatively high cost  of maintaining smaller
Account		  accounts,   the Trust  reserves the  right  to involuntarily
Balance		  redeem   shares in any Fund account  that falls below the
Requirement	  minimum initial investment  due to  redemptions by the
		  shareholder.  If  at any time the balance in an account does
		  not   have  a value  at least equal  to the minimum initial
		  investment  or, if an Automatic Investment Plan is
		  discontinued before an account reaches the minimum initial
		  investment that would otherwise be required, you may  be
		  notified   that the  value   of your account is below  the
		  Fund's  minimum account balance requirement.  You  would then
		  have sixty days to  increase your account balance  before
		  the account  is liquidated.  Proceeds  would be  promptly
		  paid   to   the shareholder.
------------------------------------------------------------------------------

EXCHANGE          Exchanges  between series of the Trust  are  permitted  by
PRIVILEGE         telephone, computer online access or mail.  An exchange is treated as a redemption and purchase; therefore, you could realize a deferred sales charge or a taxable gain or  loss on  the  transaction.  Exchanges are accepted only if  the registrations  and the tax identification numbers  of  the
                  two    accounts   are   identical.    Minimum   investment
                  requirements  must be met when opening a  new  account  by exchange, and exchanges may be made only for shares  of  a series then offering its shares for sale in your state  of
                  residence.   The  Trust reserves the right  to  revise  or
                  terminate the exchange privilege at any time.

------------------------------------------------------------------------------

TRANSFERRING      You  may transfer the ownership of any of your Fund shares
OWNERSHIP         to  another  person by writing to:  The Royce  Funds,  c/o
                  NFDS,  P.O.  Box 419012, Kansas City, MO 64141-6012.   The
                  request must be in Good Order (see "Redeeming Your  Shares
                  -   Definition  of  Good  Order").   Before  mailing  your
                  request,  please contact Shareholder Services  (1-800-841-
                  1180) for full instructions.
------------------------------------------------------------------------------

OTHER SERVICES    For  more information about any of these services,  please call Investor Information at 1-800-221-4268.

Statements and    A confirmation statement will be sent to you each time you
Reports           have  a  transaction  in  your  account,  and  an  account statement is sent semi-annually. Shareholder reports are mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household.
                  Please call Investor Information if you need additional copies.

Tax-sheltered     Shares   of  the  Fund  are  available  for  purchase   in
Retirement        connection  with certain types of tax-sheltered retirement
Plans             plans,  including  Individual Retirement Accounts  (IRA's)
                  for individuals and 403(b)(7) Plans for employees of certain tax-exempt organizations.

                  These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney. Information about the plans and the appropriate forms may be obtained from Investor Information at 1-800-221-4268.

                  ==========================		 =======================




                  THE ROYCE FUNDS				THE ROYCE FUNDS
                  1414 Avenue of the Americas	       	       -----------------
                  New York, NY 10019
                  1-800-221-4268
                  funds@roycenet.com

                  INVESTMENT ADVISER
                  Royce & Associates, Inc.
                  1414 Avenue of the Americas
                  New York, NY 10019

                  DISTRIBUTOR
                  Royce Fund Services, Inc.		     	    ROYCE
                  1414 Avenue of the Americas		 	MICRO-CAP FUND
                  New York, NY 10019

                  TRANSFER AGENT
                  State Street Bank and Trust Company
                  c/o National Financial Data Services
                  P.O. Box 419012
                  Kansas City, MO 64141-6012
                  1-800-841-1180

                  CUSTODIAN
                  State Street Bank and Trust Company
                  P.O. Box 1713
                  Boston, MA 02105

                  OFFICERS
                  Charles M. Royce, President and Treasurer
                  Jack E. Fockler, Jr., Vice President
                  W. Whitney George, Vice President		  	 CONSULTANT
                  Daniel A. O'Byrne, Vice President and		 	CLASS SHARES
                    Assistant Secretary
                  John E. Denneen, Secretary
									 PROSPECTUS
         							       _______ __, 1998


                  ==========================		 =======================

                                 THE ROYCE FUND
              		STATEMENT OF ADDITIONAL INFORMATION

       THE ROYCE FUND (the "Trust"), a Delaware business trust, is a professionally-managed open-end registered investment company, which offers investors the opportunity to invest in ten portfolios or series. Three of the ten series, Pennsylvania Mutual Fund, Royce Micro-Cap Fund and Royce GiftShares Fund, offer two classes of their shares, an Investment Class and a Consultant Class. Each series has distinct investment objectives and/or policies, and a shareholder's interest is limited to the series in which the shareholder owns shares. The ten series are:


     PENNSYLVANIA MUTUAL FUND           ROYCE TOTAL RETURN FUND
     ROYCE PREMIER FUND            	ROYCE FINANCIAL SERVICES FUND
     ROYCE MICRO-CAP FUND          	PMF II
     ROYCE LOW-PRICED STOCK FUND   	ROYCE SPECIAL EQUITY FUND
     ROYCE GIFTSHARES FUND    		THE REVEST GROWTH & INCOME FUND


           This Statement of Additional Information relates to all of the series other than The REvest Growth & Income Fund (each a "Fund" and collectively the "Funds"). REvest is covered by its own separate Statement of Additional Information.

      The Trust is designed for long-term investors, including those who wish to use shares of any Fund (other than Royce GiftShares Fund) as a funding vehicle for certain tax-deferred retirement plans (including Individual Retirement Account (IRA) plans), and not for investors who intend to liquidate their investments after a short period of time.

     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses, each of which is dated _________ ____, 1998. Please retain this document for future reference. The audited financial statements and schedules of investments included in the Annual Reports to Shareholders of such Funds for the fiscal year or period ended December 31, 1997 are incorporated herein by reference. To obtain an additional copy of the Prospectus or Annual or Semi-Annual Reports to Shareholders for any of these Funds, please call Investor Information at 1-800-221-4268.

INVESTMENT ADVISER                         	                 TRANSFER AGENT
Royce & Associates, Inc. ("Royce")	    State Street Bank and Trust Company
                             		   c/o National Financial Data Services
DISTRIBUTOR                                                           CUSTODIAN
Royce  Fund Services, Inc.  ("RFS")         State Street Bank and Trust Company

                                 _________ ____, 1998


                                  TABLE OF CONTENTS

                                  Page				  	   Page
  INVESTMENT  POLICIES  AND             INDEPENDENT ACCOUNTANTS............. 22
   LIMITATIONS............          2    PORTFOLIO TRANSACTIONS............. 22
  RISK FACTORS AND SPECIAL              CODE OF ETHICS AND RELATED
   CONSIDERATIONS.................  6    MATTERS............................ 24
  MANAGEMENT  OF THE TRUST........ 10   PRICING OF SHARES BEING  OFFERED.....25
  PRINCIPAL HOLDERS OF SHARES...   13   REDEMPTIONS IN KIND................. 25
  INVESTMENT ADVISORY			TAXATION............................ 25
    SERVICES..................     17   DESCRIPTION OF THE TRUST............ 31
  DISTRIBUTOR.................     19   PERFORMANCE DATA.................... 33
  CUSTODIAN....................    21

	              INVESTMENT POLICIES AND LIMITATIONS

      The following investment policies and limitations supplement those set forth in the Funds' Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting their Fund.

     No Fund may, as a matter of fundamental policy:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except that each of the Funds may borrow money from banks as temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund's total assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 10% of its total assets in the securities of foreign issuers (except for Royce Financial Services Fund, which is not subject to any such limitation, and for PMF II and Royce Special Equity Fund, each of which may invest up to 25% of its total assets in such securities);

          7. Invest in restricted securities (except for Royce Financial Services Fund and PMF II, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities) or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% (15% for Royce Financial Services Fund, PMF II and Royce Special Equity Fund) of its assets in securities without readily available market quotations (i.e., illiquid securities) (except for Pennsylvania Mutual Fund, which is not subject to any such limitation);

          9. Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

          10. Invest more than 25% of its assets in any one industry (except for Royce Financial Services Fund, which may invest more than 25% of its assets in the financial services industry);

          11. Acquire (own, in the case of Pennsylvania Mutual Fund) more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13.  Purchase or sell commodities or commodity contracts;

          14. Make loans, except for purchases of portions of issues of publicly- distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

          15. Invest in companies for the purpose of exercising control of management;

          16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts;

          17. Invest in the securities of other investment companies (except for Pennsylvania Mutual Fund, PMF II and Royce Special Equity Fund, which may invest in such companies as set forth below, and except for Royce Financial Services Fund, which may invest in such companies to the extent permitted by the 1940 Act); or

          18. Invest more than 5% of its total assets in warrants, rights and options (except for Pennsylvania Mutual Fund, which may not purchase any warrants, rights or options).

     No Fund may, as a matter of operating policy:

         1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities; or

         2. Enter into repurchase agreements with any party other than the custodian of its assets.

     Royce Special Equity Fund may not, as a matter of operating policy:

          1. Invest more than 5% of its assets in the securities of foreign issuers; or

          2. Invest more than 5% of its assets in securities for which market quotations are not readily available; or

          3. Invest more than 5% of its assets in the securities of other investment companies.

Pennsylvania Mutual Fund
PMF II
Royce Special Equity Fund

      Pennsylvania Mutual Fund and PMF II may each invest up to 25%, and Royce Special Equity Fund may invest up to 5%, of the value of their total assets in the securities of other investment companies (open or closed-end), including up to 5% of their total assets in the securities of any one other investment company, provided that the Funds and all affiliated persons of the Funds do not invest in more than 3% of the total outstanding stock of any one such investment company. All such securities must be acquired in the open market, in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). The issuers of such securities are not required to redeem them from any one Fund in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than thirty days, and Pennsylvania Mutual Fund, PMF II and Royce Special Equity Fund will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities. Except for cash collateral received in connection with their securities lending activities and invested in the money market funds of their custodian bank, neither Pennsylvania Mutual Fund, PMF II nor Royce Special Equity Fund has any current intention of investing in the securities of any open-end investment companies.

Royce Financial Services Fund

      Financial Services Fund may invest in the securities of a company that is engaged in securities related activities as a broker, a dealer, an underwriter, an investment adviser registered under the Investment Advisers Act of 1940 or an investment adviser to an investment company, subject to the following limitations in the case of a company that, in its most recent fiscal year, derived more than 15% of its gross revenues from such activities:

     (a) The purchase cannot cause more than 5% of the Fund's assets to be invested in the securities of the company;

     (b) For an equity security, the purchase cannot result in the Fund owning more than 5% of the company's outstanding securities of that class; and

     (c) For a debt security, the purchase cannot result in the Fund owning more than 10% of the principal amount of the company's outstanding debt securities.

      In applying the gross revenues test, a company's gross revenues from its own securities related activities and from its ratable share of the securities related activities of enterprises of which it owns 20% or more of the voting or equity interest are considered in determining the degree to which the company is engaged in securities related activities. The limitations apply only at the time of the Fund's purchase of the securities of such a company. When Royce is considering purchasing or has purchased warrants or convertible securities of a securities related business for the Fund, the required determination is made as though such warrants or conversion privileges had been exercised.

      Financial Services Fund is not permitted to acquire a general partnership interest or a security issued by its investment adviser or principal underwriter or any affiliated person of its investment adviser or principal underwriter.

      Financial Services Fund may invest up to 20% of its assets in the securities of other investment companies, provided that (i) the Fund and all affiliated persons of the Fund do not invest in more than 3% of the total outstanding stock of any one such company and (ii) the Fund does not offer or sell its shares at a public offering price which includes a sales load of more than 1 1/2%. (The 20% and 3% limitations do not apply to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation or merger.) The other investment company is not obligated to redeem those of its securities held by the Fund in an amount exceeding 1% of its total outstanding securities during any period of less than thirty days, and the Fund will be obligated to exercise voting rights with respect to any such security by voting the securities held by it in the same proportion as the vote of all other holders of the security.

     Financial Services Fund does not currently intend to invest more than 5% of its assets in the securities of any one other investment company, to purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid) or to purchase or hold securities issued by other open-end investment companies (except for cash collateral received in connection with its securities lending activities and invested in the money market funds of its custodian bank).

Royce Financial Services Fund
PMF II

      Financial Services Fund and PMF II will not invest more than 15% of their net assets in illiquid securities, including those restricted securities that are illiquid. Illiquid securities include securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act") and other securities for which market quotations are not readily available. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

      A large institutional market has developed for certain securities that are not registered under the Securities Act, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Rule 144A under the Securities Act allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A produces enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation.


            RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds' Rights as Stockholders

      As noted above, no Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure  or  business  activities; seeking changes in  a  company's  board  of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

     A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Trust's Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

      Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce's judgment, the consideration to be earned from such loans would justify the risk.

      Royce understands that it is the current view of the staff of the Securities and Exchange Commission that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) Debt Securities

      Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Foreign Investments

      Except for Financial Services Fund, which is not subject to any such limitation, each Fund may invest up to 10% of its total assets (25% for PMF II and Royce Special Equity Fund) in the securities of foreign issuers. Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Foreign securities may be less liquid and may be subject to greater price volatility than domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund's ability to realize on its investment in such securities. There is no assurance that Royce will be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

     Although Fund's foreign investments may be adversely affected by changes in foreign currency rates, Royce does not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      American Depositary Receipts (ADRs) are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

      ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S.

dollars, the disposition of non-cash distributions  and
the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

      In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security, provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.


Warrants, Rights and Options

      Each Fund, other than Pennsylvania Mutual Fund, may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The sale of warrants, right or options held for more than one year generally results in a long-term capital gain or loss to the Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P 600.

      Investing in warrants, rights and call options on a given security allows the Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit the Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits the Fund to incur additional risk and/or to hedge against risk.

Portfolio Turnover

      For the year ended December 31, 1997 and the period from November 19, 1996 (commencement of operations) through December 31, 1996, PMF II's portfolio turnover rates were 77% and 1%, respectively. The Fund's portfolio turnover rate for its start-up period in 1996 was 1% because the Fund was then investing its initial cash and did no significant selling of portfolio securities during this period.

                             * * *
      Royce believes that Pennsylvania Mutual, Low-Priced Stock, Micro-Cap, GiftShares and Financial Services Funds, PMF II and Royce Special Equity Fund are suitable for investment only by persons who can invest without concern for current income, and that such Funds and Royce Premier Fund are suitable only for those who are in a financial position to assume above-average investment risks in search for long-term capital appreciation.


                    MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:

                   Position
Name, Address and  Held         Principal Occupations During
Age                with the     Past 5 Years
                   Trust
-----------------  ---------    -----------------------------
                                President, Managing Director
Charles M. Royce*  Trustee,     (since April 1997), Secretary,
(58)               President    Treasurer, sole director and
1414 Avenue of     and          sole voting shareholder of
the                Treasurer    Royce & Associates, Inc.
  Americas                      ("Royce"), formerly named Quest
New York, NY                    Advisory Corp., the Trust's and
10019                           its predecessors' principal
                                investment adviser; Trustee,
                                President and  Treasurer of the
                                Trust and its predecessors;
                                Director, President and
                                Treasurer of Royce Value Trust,
                                Inc. ("RVT"), Royce Micro-Cap
                                Trust, Inc. ("OTCM") (since
                                September 1993) and, Royce
                                Global Trust, Inc. ("RGT")
                                (since October 1996), closed-end
                                diversified manage-

                   Position
Name, Address and  Held         Principal Occupations During
Age                with the     Past 5 Years
                   Trust
-----------------  ---------    -----------------------------

                                ment investment companies of
                                which Royce is the investment
                                adviser; Trustee, President and
                                Treasurer of Royce Capital Fund
                                ("RCF") (since December 1996),
                                an open-end diversified
                                management investment company of
                                which Royce is the investment
                                adviser (the Trust, RVT, OTCM,
                                RGT and RCF collectively, "The
                                Royce Funds"); Secretary and
                                sole director and shareholder of
                                Royce Fund Services, Inc.
                                ("RFS"), formerly named Quest
                                Distributors, Inc., the
                                distributor of the Trust's
                                shares; and managing general
                                partner of  Royce Manage-ment
                                Company ("RMC"), formerly named
                                Quest Management Company, a
                                registered investment adviser,
                                and its predecessor.
Hubert L. Cafritz  Trustee      Financial consultant.
(74)
9421 Crosby Road
Silver Spring, MD
20910
Richard M. Galkin  Trustee      Private  investor and  President
(59)                            of Richard M. Galkin Associates,
5284 Boca Marina                Inc.,        tele-communications
Boca Raton, FL                  consultants.
33487
Stephen L. Isaacs  Trustee      President  of  The  Center   for
(58)                            Health  and Social Policy  since
65 Harmon Avenue                September  1996;  President   of
Pelham, NY 10803                Stephen  L.  Isaacs  Associates,
                                Consultants;  and  Director   of
                                Columbia  University Development
                                Law    and    Policy    Program;
                                Professor at Columbia University
                                until August 1996.

William L. Koke    Trustee      Registered  investment   adviser
(63)                            and   financial   planner   with
73 Pointina Road                Shoreline Financial Consultants.
Westbrook, CT
06498
                   Trustee      Consultant to the communications
David L. Meister                industry since January 1993; and
(58)                            Executive  officer  of   Digital
111 Marquez Place               Planet  Inc. from April 1991  to
Pacific                         December 1992.
Palisades, CA
90272

Jack E. Fockler,   Vice         Managing  Director (since  April
Jr.* (39)          President    1997)  and Vice President (since
1414 Avenue of                  August  1993)  of Royce,  having
the                             been  employed  by  Royce  since
Americas                        October 1989; Vice President  of
New York, NY                    RGT (since October 1996),
10019

                   Position
Name, Address and  Held         Principal Occupations During
Age                with the     Past 5 Years
                   Trust
-----------------  ---------    -----------------------------

                                RCF  (since December  1996)  and
                                the  other  Royce  Funds  (since
                                April  1995); Vice President  of
                                RFS  (since November 1995);  and
                                general  partner  of  RMC  since
                                July 1993.
W. Whitney         Vice         Managing  Director (since  April
George* (39)       President    1997)  and Vice President (since
1414 Avenue of                  August  1993)  of Royce,  having
the                             been  employed  by  Royce  since
Americas                        October  1991; Trustee and  Vice
New York, NY                    President of RCF (since December
10019                           1996);  Vice  President  of  RGT
                                (since October 1996) and of  the
                                other  Royce Funds (since  April
                                1995);  and  general partner  of
                                RMC  and  its predecessor  since
                                January 1992.

                   Vice         Vice  President of Royce  (since
Daniel A.          President    May  1994), having been employed
O'Byrne* (36)      and          by Royce since October 1986; and
1414 Avenue of     Assistant    Vice  President  of  RGT  (since
the                Secretary    October  1996),  of  RCF  (since
Americas                        December 1996) and of the  other
New York, NY                    Royce Funds (since July 1994).
10019
John  E. Denneen*  Secretary    Associate  General  Counsel  and
(31)                            Chief   Compliance  Officer   of
1414  Avenue   of               Royce    (since    May    1996);
the                             Secretary of RGT (since  October
Americas                        1996),  of  RCF (since  December
New   York,    NY               1996)  and  of the  other  Royce
10019                           Funds  (since  June  1996);  and
                                Associate  of  Seward  &  Kissel
                                prior to May 1996.
_______________________________________________________________________________
     *An "interested person" of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.

      All of the Trust's trustees (other than Messrs. Cafritz and Koke) are also directors/trustees of RVT, OTCM and RCF, and all of them (other than Mr. Cafritz) are also directors of RGT.

      The  Board  of  Trustees has an Audit Committee, comprised  of  Hubert  L.
Cafritz, Richard M. Galkin, Stephen L. Isaacs, William L. Koke and David L. Meister. The Audit Committee is responsible for recommending the selection and nomination of independent auditors of the Funds and for conducting post-audit reviews of their financial conditions with such auditors.


     For the year ended December 31, 1997, the following trustees and affiliated persons of the Trust received compensation from the Trust and its predecessor and/or the other funds in the group of registered investment companies comprising The Royce Funds:

                Aggregate
                Compensation
                From Trust    Pension or Retirement   Total Compensation
                and its       Benefits Accrued As     from The Royce Funds
Name            Predecessor   Part of Trust Expenses  paid to Trustee/Directors
----		-----------   ----------------------  -------------------------

Hubert L. Cafritz   $37,000    N/A  			$37,000
Trustee

Richard M. Galkin,   37,000    N/A    			 65,000
Trustee

Stephen L. Isaacs,   37,000    N/A    			 65,000
Trustee

William L. Koke,     37,000    N/A     			 38,125
Trustee

David L. Meister,    37,000    N/A      		 65,000
Trustee

John D. Diederich   106,590    $10,032       		  N/A
Director of
  Administration




                    PRINCIPAL HOLDERS OF SHARES

      As of April __, 1998, the following persons were known to the Trust to be the record or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:


                         	Number     Type of    Percentage of
Fund                     	of Shares  Ownership  Outstanding Shares
----				---------  ---------  ------------------

Pennsylvania Mutual Fund
   Investment Class

Charles Schwab & Co., Inc.      [       ]    Record    [     %]
101 Montgomery Street
San Francisco, CA 94104-4122

                         	Number     Type of    Percentage of
Fund                     	of Shares  Ownership  Outstanding Shares
----				---------  ---------  ------------------

Laird Lorton Trust Company C/F  [       ]    Record    [     %]
Administrative Systems Inc.
Norton Building, 16th Floor
801 Second Avenue
Seattle, WA 98104-1509

Royce Premier Fund
Charles Schwab & Co., Inc.      [       ]    Record     [     %]
101 Montgomery Street
San Francisco, CA 94104-4122

Wheat First Securities Inc.     [       ]    Record     [     %]
Special Custody Account
FBO Fundsource
Attn. No Load Unit
P.O. Box 4798
Glen Allen, VA 23058-4798

Royce Micro-Cap Fund
Charles Schwab & Co., Inc.      [       ]    Record     [     %]
101 Montgomery Street
San Francisco, CA 94104-4122

Northern Trust TTEE             [       ]    Record     [     %]

FBO Archdiocese of Chicago
P.O. Box 92956
Chicago, IL 60675-2956

Royce Low-Priced Stock Fund
Charles Schwab & Co., Inc.      [       ]    Record      [     %]

101 Montgomery Street
San Francisco, CA 94104-4122

Royce Management Company        [       ]    Record and  [      %]
8 Soundshore Drive                           Beneficial
Greenwich, CT 06830

                         	Number     Type of    Percentage of
Fund                     	of Shares  Ownership  Outstanding Shares
----				---------  ---------  ------------------

Andrews & Company               [       ]   Record      [      %]

C/O Chase Manhattan Bank NA
1211 Avenue of the Americas
New York, NY 10036

Royce GiftShares Fund
     Investment Class

W. Whitney George , Trustee     [       ]   Record and   [      %]
The Royce 1992 GST Trust                    Beneficial
1414 Avenue of the Americas
New York, NY 10019

Royce GiftShares Fund
     Consultant Class

John M. Dalena TR DTD 102497    [       ]    Record      [      %]
FBO Daniel F. Dalena
State Street Bank and Trust Co.
c/o Bill Sweeney
45 Garfield Avenue
Madison, NJ 07940-2707

John M. Dalena TR DTD 102497    [       ]    Record      [      %]

FBO Margaret M. Dalena
State Street Bank and Trust Co.
c/o Bill Sweeney
45 Garfield Avenue
Madison, NJ 07940-2707

Arthur Oppenheimer TR           [       ]    Record       [      %]
  DTD 102397
FBO Darren Paul Gallsrrin
State Street Bank and Trust Co. TTEE
c/o Arthur Oppenheimer
3411 Irwin Avenue, Apt. 18B
Bronx, NY 10463-3739

                         	Number     Type of    Percentage of
Fund                     	of Shares  Ownership  Outstanding Shares
----				---------  ---------  ------------------

Laurence N. Wakeman TR         [       ]    Record      [      %]
  DTD 091997
FBO Jennifer Joyce Wakeman
State Street Bank and Trust Co. TTEE
c/o Larry Wakeman
476 Sylvan Avenue
Mountain View, CA 94041-1661

Laurence N. Wakeman TR        [        ]     Record      [      %]
  DTD 091997
FBO Jeffrey Michael Wakeman
State Street Bank and Trust Co. TTEE
c/o Larry Wakeman
476 Sylvan Avenue
Mountain View, CA 94041-1661

Laurence N. Wakeman TR        [        ]      Record      [     %]
  DTD 091997
FBO Julie Anne Wakeman
State Street Bank and Trust Co. TTEE
c/o Larry Wakeman
476 Sylvan Avenue
Mountain View, CA 94041-1661

Laurence N. Wakeman TR        [        ]      Record       [    %]
  DTD 091997
FBO Jessica Marie Wakeman
State Street Bank and Trust Co. TTEE
c/o Larry Wakeman
476 Sylvan Avenue
Mountain View, CA 94041-1661

Royal Total Return Fund
Charles  Schwab & Co. Inc.    [        ]      Record        [    %]
Attn. Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

Royce  Financial Services Fund
Charles  M.  Royce             [        ]     Record and    [    %]
c/o Royce Management Company                  Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

                         	Number     Type of    Percentage of
Fund                     	of Shares  Ownership  Outstanding Shares
----				---------  ---------  ------------------

National City Bank PA CUST     [       ]    Record      [      %]
Reed Smith Shaw & McClay PPS
FBO Scott F. Zimmerman
P.O. Box 94777
Cleveland, OH 44101-4777

Bruce   Museum  Inc.           [       ]    Record and  [      %]
Museum Drive                                Beneficial
Greenwich, CT 06830

Charles  Schwab & Co. Inc.     [       ]    Record       [     %]
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

PMF II
Charles Schwab & Co. Inc.      [       ]      Record     [     %]
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Steven  F.  Fischer &          [       ]     Record      [     %]
Frederick C. Fisher Co.
TTEES U/A/D 1/1/76
Fischer Special Manufacturing
111 Industrial Road
Cold Spring, KY 41076-9020


      As of April __, 1998 all of the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of Pennsylvania Mutual, Royce Premier and Total Return Funds, approximately 1% of the outstanding shares of Royce Micro-Cap Fund, approximately ____% of the outstanding shares of Royce Low-Priced Stock Fund, approximately ____% of the outstanding shares of Royce GiftShares Fund, approximately ____% of the outstanding shares of Royce Financial Services Fund, approximately ___% of the outstanding shares of PMF II and 100% of the outstanding shares of Royce Special Equity Fund.


		     INVESTMENT ADVISORY SERVICES

Services Provided by Royce

      As compensation for its services under the Investment Advisory Agreements with the Funds, Royce is entitled to receive the following fees:

                                       Percentage Per Annum
     Fund       	               of Fund's Average Net Assets
     ----			       ----------------------------
     Pennsylvania Mutual Fund          1.00% of first $50,000,000,
                              	      .875% of next $50,000,000 and
                              	      .75% of any additional average net assets
     Royce Premier Fund               1.00%
     Royce Micro-Cap Fund             1.50%
     Royce Low-Priced Stock Fund      1.50%
     Royce GiftShares Fund            1.25%
     Royce Total Return Fund          1.00%
     Royce Financial Services Fund    1.50%
     PMF II                           1.00%
     Royce Special Equity Fund        1.00%

Such fees are payable monthly from the assets of the Fund involved and, in the case of Pennsylvania Mutual Fund and Royce GiftShares Fund, are allocated between the Investment and Consultant Classes of their shares based on their relative net assets.

      Under the Investment Advisory Agreements, Royce (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; (iii) furnishes, without expense to the Trust, the services of certain of its executive officers and full-time employees; and (iv) pays such persons' salaries and executive expenses and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

     The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions.

      For each of the three years ended December 31, 1995, 1996 and 1997, as applicable, Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:



                               Net Advisory Fees   Amounts
                               Received by Royce   Waived by Royce
			       -----------------   ---------------
     Pennsylvania Mutual Fund
     1995   			$5,361,354          88,173
     1996                        4,104,694         198,074
     1997                        4,379,842            -

                               Net Advisory Fees   Amounts
                               Received by Royce   Waived by Royce
			       -----------------   ---------------

     Royce Premier Fund
     1995                      $ 2,603,445            6,279
     1996                        2,838,340           65,000
     1997                        4,319,656             -

     Royce Micro-Cap Fund
     1995                      $   804,905           14,047
     1996                        1,792,264           96,036
     1997                        1,937,727          511,724

     Royce Low-Priced Stock Fund
     1995                      $     6,174           31,425
     1996                          122,045           51,828
     1997                          146,709          108,828

     Royce GiftShares Fund
     1995*                     $        0         $      86
     1996                               0             7,866
     1997                               0            19,859

     Royce Total Return Fund
     1995                      $    12,027            9,947
     1996                           12,189           28,758
     1997                          444,718           93,398

     Royce Financial Services Fund
     1995                       $        0           20,261
     1996                                0           29,185
     1997                            4,322           28,934

     PMF II
     1996**                    $         0       $   12,215
     1997                           84,743          114,508
__________
* December 27, 1995 (commencement of operations) to December 31, 1995 ** November 19, 1996 (commencement of operations) to December 31, 1996



     				DISTRIBUTOR

      RFS, the distributor of the shares of each Fund, has its office at 1414 Avenue of the Americas, New York, New York 10019. It was organized in November 1982 and is a member of the National Association of Securities Dealers, Inc. ("NASA").

      As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, for and from the assets of the Fund involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Pennsylvania Mutual Fund's, Royce Micro-Cap Fund's and Royce GiftShares Fund's Consultant Classes, respective average net assets and .25% per annum (consisting of an asset-based sales charge) of Royce GiftShares Fund's Investment Class, Royce Low-Priced Stock and Financial Services Funds' respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to receive the proceeds of any front-end sales loads that may be imposed on purchases of shares of Pennsylvania Mutual Fund's, Royce Micro-Cap Fund's and Royce GiftShares Fund's Consultant Classes and of any contingent deferred sales charges that may be imposed on redemptions of such shares. Currently each of Pennsylvania Mutual Fund's and Royce Micro-Cap Fund's Consultant Class shares bear a 1% contingent deferred sales charge on shares redeemed within one year of their purchase. Currently Royce GiftShares Fund's Consultant Class shares bear a contingent deferred sales charge which declines from 5% during the first year after purchase to 1.5% during the sixth year after purchase. No contingent deferred sales charge is imposed after the sixth year. Pennsylvania Mutual Fund's Investment Class, Royce Premier Fund, Royce Micro-Cap Fund's and Royce GiftShares Fund's Investment Classes and PMF II do not pay any fees to RFS under the Distribution Agreement.

      Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds' prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of qualifying and maintaining the qualification of its shares for sale under the securities laws of the various states.

      The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the shareholders of each Fund or class of shares that remains covered by the Plan and by the Trust's Board of Trustees (which also approved the Distribution Agreement pursuant to which the distribution fees are paid), including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

     In approving the Plan, the Trustees, in accordance with the requirements of Rule 12b-1, considered various factors (including the amount of the distribution fees) and determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders or class of shareholders.

      The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Plan may be amended by the Trustees, including a majority of the non-interested Trustees, as described above.

      The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days' written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding voting securities of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto.

      The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) either by the vote of a majority of the outstanding voting securities of the Fund or class of shares involved or by the vote of a majority of the entire Board of Trustees.

     While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

     RFS has temporarily waived the distribution fees payable to it by Royce Low-Priced Stock, Total Return and Financial Services Fund and PMF II.

      No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement. Charles M. Royce, an interested person of the Trust, Royce and RFS, had such an interest.

      Under the Rules of Fair Practice of the NASD, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.


                           CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for the shares of each Fund, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.

      State Street is responsible for the calculation of each Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.

                    INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P., whose address is One Post Office Square, Boston, Massachusetts 02109, are the independent accountants of the Trust.

                    PORTFOLIO TRANSACTIONS

     Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. No broker is selected to effect a securities transaction for a Fund unless such broker is believed by Royce to be capable of obtaining the best price and execution for the security involved in the transaction. Best price and execution is comprised of several factors, including the liquidity of the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained. In addition to considering a broker's execution capability, Royce generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research and performance measurement and may be written or oral. Brokers that provide both research and execution services are generally paid higher commissions than those paid to brokers who do not provide such research and execution services. Royce determines the overall fairness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by Royce upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or Royce's overall responsibilities with respect to its accounts.

      Royce is authorized, in accordance with Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

      Brokerage and research services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts and those of RMC, and not all of such services may be used by Royce in connection with the Trust or any one of its Funds.

      Royce may also place a Fund's brokerage business with firms which promote the sale of the Funds' shares, consistent with achieving the best price and execution. In no event will a Fund's brokerage business be placed with RFS.

      Even though investment decisions for each Fund are made independently from those for the other Funds and the other accounts managed by Royce and RMC, securities of the same issuer are frequently purchased, held or sold by more than one Royce/RMC account because the same security may be suitable for all of them. When the same security is being purchased or sold for more than one Royce/RMC account on the same trading day, Royce seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. Such purchases and sales of the same security are generally effected pursuant to Royce/RMC's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, unallocated orders are placed with and executed by broker-dealers during the trading day. The securities purchased or sold in such transactions are then allocated to one or more of Royce's and RMC's accounts at or shortly following the close of trading, using the average net price obtained. Such allocations are done based on a number of judgmental factors that Royce and RMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

      During each of the three years ended December 31, 1995, 1996 and 1997, the Funds paid brokerage commissions as follows:



Fund                     	1995              1996    	1997
----			        ----     	  ---- 		----
Pennsylvania Mutual Fund       $683,334         $935,022    $375,095
Royce Premier Fund      	419,040     	429,150      583,759
Royce Micro-Cap Fund    	117,909     	295,737      246,667
Royce Low-Priced Stock Fund      22,645     	114,456      100,845
Royce GiftShares Fund          	    760*      	  3,555        8,178
Royce Total Return Fund           6,117      	 21,379      127,534
Royce Financial Services Fund     6,199       	  6,872        5,511
PMFII                         	    -            29,490**     66,857
______________
* For the period from December 27, 1995 (commencement of operations) to December 31, 1995
** For the period from November 19, 1996 (commencement of operations) to December 31, 1996

      For the year ended December 31, 1997, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

                        Aggregate Amount of
                        Brokerage Transactions 		Commissions Paid
Fund                    Having a Research Component    For Such Transactions
----			---------------------------    ---------------------
Pennsylvania Mutual Fund    $  49,578,098  		$  152,535
Royce Premier Fund             68,332,674            	   214,659
Royce Micro-Cap Fund           15,195,902              	    63,715
Royce Low-Priced Stock Fund     3,306,908		    20,800
Royce GiftShares Fund             553,720              	     1,871
Royce Total Return Fund        16,634,611             	    51,345
Royce Financial Services Fund     932,935		     2,381
PMF II                          5,566,684        	    19,318
_________________
* For the period from November 19, 1996 (commencement of operations) to December 31, 1996


               CODE OF ETHICS AND RELATED MATTERS

       Royce, RFS, RMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Royce, RFS and RMC ("Royce-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce or RMC account. Such persons are permitted to engage in other personal securities transactions if (i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of affiliated or non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment or employer-sponsored automatic payroll-deduction cash purchase plan or (ii) they first obtain permission to trade from Royce's Compliance Officer and an executive officer of Royce. The Code contains standards for the granting of such permission, and it is expected that permission to trade will be granted only in a limited number of instances.

      Royce's and RMC's clients include several private investment companies in which Royce or RMC has (and, therefore, Charles M. Royce, Jack E. Fockler, Jr. and/or W. Whitney George may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce or RMC for such private investment company accounts. Transactions for such private investment company accounts are subject to Royce's and RMC's allocation policies and procedures. See "Portfolio Transactions".

     As of April __, 1998, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of approximately $[ ] million, and Royce's and RMC's equity interests in Royce
related private investment companies totalled approximately $[   ]  million.

			PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net Asset Value Per Share" in the Funds' Prospectuses.

      As set forth under "Net Asset Value Per Share", the Funds' custodian determines the net asset value per share of each Fund at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                      REDEMPTIONS IN KIND

      It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be selected by Royce and valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                            TAXATION

      Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

     By so qualifying, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

     A non-deductible 4% excise tax will be imposed on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending
October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) certain other amounts not distributed in previous years. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

     Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

      Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders. It is currently anticipated that none of the Funds will be eligible to elect to "pass through" such taxes to their shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), such Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

      In lieu of being taxable in the manner described above, a Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. In the event that the Fund makes a mark to market election for the current taxable year, then any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. However, if such election is made for any taxable year beginning after December 31, 1997, then any resulting gain or loss is reportable as ordinary income or loss. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount will be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Distributions

      For Federal income tax purposes, distributions by each Fund from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Ordinary income generally cannot be offset by capital losses. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.) The amount qualifying for the dividends received deduction generally will be limited to the aggregate dividends received by the Fund from domestic corporations. The dividends received deduction for corporate shareholders may be further reduced or eliminated if the shares with respect to which dividends are received by the Fund are treated as debt-financed or are deemed to have been held for fewer than 46 days, during a 90 day period beginning 45 days before and ending 45 days after the Fund is entitled to receive such dividends, or under other generally applicable statutory limitations.

     So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by such Fund from net capital gains will be taxable, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held his or its Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by the Fund, although fully includible in income currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income in the case of non-corporate shareholders. Such long term capital gains are generally taxed at maximum marginal rates of either 28% or 20% depending, in part, on the holding period and the date of sale of the Fund's investments which generated the related gains.

      Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

      A distribution will be treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions will be taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a taxable year of a Fund may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

      The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.

Back-up Withholding/Withholding Tax

      Under the Code, certain non-corporate shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the Trust is required to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the Internal Revenue Service that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

      Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities will be subject to 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States tax consequences to them of investing in a Fund.


Timing of Purchases and Distributions

     At the time of an investor's purchase, a Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.


Sales or Redemptions of Shares

     Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized on the sale or exchange. For taxable dispositions of shares after July 28, 1997, gains for noncorporate shareholders will be taxed at a maximum Federal rate of 20% (long-term rate) for shares held for more than 18 months; 28% (mid-term rate) for shares held for more than 12 months but for 18 months or less; and 39.6% (short-term rate) for shares held for 12 months or less. For regular corporations, the maximum Federal rate on all income is 35%. A loss will be disallowed to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received with respect to such shares. A shareholder's exchange of shares between Funds will be treated for tax purposes as a redemption of the Fund shares surrendered in the exchange, and may result in the shareholder's recognizing a taxable gain or loss.

                            *  *  *

      The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

      Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.


Royce GiftShares Fund

     Gift Taxes

      An investment in Royce GiftShares Fund may be a taxable gift for Federal tax purposes, depending upon the options selected and other gifts that the Donor and his or her spouse may make during the year.

      If the Donor selects the Withdrawal Option, the entire amount of the gift will be a "present interest" that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion (currently, $10,000) or, if the Donor elects to have any gifts by his or her spouse treated as made by him or her, to the same individual during that year or if he or she makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

     If the Donor selects the Accumulation Option, the entire amount of the gift will be a "future interest" for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return IRS (Form 709) reporting the entire amount of the gift, even if the gift is less than $10,000.

      No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal gift and estate tax applicable exclusion amount (currently $625,000 in 1998, $650,000 in 1999 and eventually in uneven stages, to $1,000,000 in 2006). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal gift and estate tax exemption that would otherwise be available for future gifts or to the Donor's estate. All gifts of Fund shares qualify for "gift splitting" with the Donor's spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.
     The Donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of those that do, follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

     Generation-Skipping Transfer Taxes

      If the Beneficiary of a gift of Royce GiftShares Fund shares is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion will be a taxable transfer for purposes of the Federal generation-skipping transfer tax ("GST tax"). The Donor may protect these gifts from the GST tax by allocating his or her GST exemption until his or her cumulative gifts (other than certain gifts qualifying for the annual exclusion or other exclusions) to individuals assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants exceed the GST tax exemption (currently, $1,000,000). The tax rate on transfers subject to GST tax is the maximum Federal estate tax rate (currently, 55%). Gifts subject to GST tax, whether or not covered by the GST tax exemption, must be reported on the Donor's Federal gift tax return. Whether, and the extent to which, an investment in Royce GiftShares Fund will qualify for the Federal annual gift tax exclusion will depend upon the options selected and other gifts that the Donor and his or her spouse may have made during the year. See "Gift Taxes" above.

     Income Taxes

      The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the "owner" of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust's income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary's parents. The Beneficiary will have the option to require the Trustee to pay him or her a portion of the Trust's income and capital gains annually to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be a fraction of the Trust's ordinary income and short-term capital gains "intermediate term" (12 to 18 month holding period) capital gains and long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6%, 28% and 20%, respectively). If the Beneficiary selects this option, he or she will receive those fractions of his or her Trust's income and capital gains annually for the duration of the Trust.

      Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary's Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

      If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income (currently, 39.6%), but at a much lower taxable income level (for 1997, $8,100) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal income tax rate is currently limited to 20%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust's income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

      When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary's estate will have a basis equal to the value of the shares at the Beneficiary's death (or the alternative valuation date for Federal estate tax purposes, if elected).

     Consultation With Qualified Tax Adviser

      Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce GiftShares Fund.


                    DESCRIPTION OF THE TRUST

Trust Organization

      The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce and RE&A continuing as the Funds' investment advisers under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (Each Fund, other than Pennsylvania Mutual Fund, presently has only one class of shares.) All shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series and/or class except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series and/or class.

     Pennsylvania Mutual Fund and Royce GiftShares Fund each have two classes of shares, an Investment Class and a Consultant Class. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.

      On  June  17, 1997, Pennsylvania Mutual Fund and Royce Total  Return  Fund
acquired all of the assets and assumed all of the liabilities of Royce Value Fund and Royce Equity Income Fund, respectively. The acquisitions were accomplished by exchanging shares of Pennsylvania Mutual Fund's Consultant Class and of Royce Total Return Fund equal in value to the shares of Royce Value Fund and Royce Equity Income Fund owned by each of their respective shareholders.

      On November 25, 1997, Royce Global Services Fund changed its investment objective and, in connection therewith, its name to Royce Financial Services Fund.

      Each of the Trustees currently in office were elected by the Predecessor's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of such Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

      The trustee of the Royce GiftShares Fund trusts will send notices of meetings of Royce GiftShares Fund shareholders, proxy statements and proxies for such meetings to the trusts' beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all GiftShares Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as GiftShares Fund shares for which proxies are returned.

      Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive net assets of their series and/or class. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

Shareholder Liability

      Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states,  the  courts  may not apply Delaware law and may thereby  subject  Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.


                        PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

Total Return Calculations

      Total returns quoted reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.


Historical Fund Results

      The following table shows certain of the Funds' total returns for the periods indicated. Such total returns reflect all income earned by each Fund, any appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods. The table compares the Funds' total returns to the records of the Russell 2000 Index (Russell 2000) and Standard & Poor's 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Funds' total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds' total returns compared to the record of a broad average of common stock prices over the same period. The Funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Funds, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.

                                      Period Ended
Fund                                  December 31, 1997   Russell 2000   S&P 500
----				      -----------------   ------------   -------
Pennsylvania Mutual Fund (Investment Class)
1 Year Total Return             	       25.0%         22.4%        33.4%
5 Year Average Annual Total Return             13.1          16.4         20.3
10 year Average Annual Total Return            13.8          15.8         18.1

Royce Premier Fund
1 Year Total Return             	       18.4%         22.4%        33.4%
5 Year Average Annual Total Return             15.2          16.4         20.3
Average Annual Total Return since 12-31-91     15.3          16.7         18.1
(commencement of operations)

Royce Micro-Cap Fund
1 Year Total Return             	       24.7%         22.4%        33.4%
5 Year Average Annual Total Return             17.1          16.4         20.3
Average Annual Total Return since 12-31-91     19.0          16.7         18.1
(commencement of operations)

                                      Period Ended
Fund                                  December 31, 1997   Russell 2000   S&P 500
----				      -----------------   ------------   -------

Royce Low-Priced Stock Fund
1 Year Total Return             	       19.5%         22.4%        33.4%
Average Annual Total Return since 12-15-93     16.5          16.6         23.0
(commencement of operations)

Royce Total Return Fund
1 Year Total Return             	       23.7%         22.4%        33.4%
Average Annual Total Return since 12-15-93     19.7          16.6         23.0
(commencement of operations)

Royce Financial Services Fund
1 Year Total Return             	       19.4%         22.4%        33.4%
Average Annual Total Return since 12-15-94     18.6          23.5         31.1
(commencement of operations)

Royce GiftShares Fund (Investment Class)
1 Year Total Return             	       26.0%         22.4%        33.4%
Average Annual Total Return since 12-27-95     25.7          19.8         28.1
(commencement of operations)

PMF II
1 Year Total Return                            20.8%         22.4%        33.4%
Average Annual Total Return since 11-19-96     24.0%         25.0%        29.5%
(commencement of operations)

      During the applicable period ended December 31, 1997, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:

Fund/Period Commencement Date      Hypothetical Investment at December 31, 1997
-----------------------------      --------------------------------------------
Pennsylvania Mutual Fund (12-31-77)                          $ 200,856
Royce Premier Fund (12-31-91)                   		23,461
Royce Micro-Cap Fund (12-31-91)                      		28,426
Royce Low-Priced Stock Fund (12-15-93)               		18,551
Royce Total Return Fund (12-15-93)                   		20,698
Royce Financial Services Fund (12-15-94)                  	16,790
Royce GiftShares Fund (12-27-95)                     		15,584
PMF II                                          		12,795

       The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies. The Funds' rankings by Lipper for the one year period ended December 31, 1997 were:

     Fund                     		Lipper Ranking
     ----				--------------
Pennsylvania Mutual Fund        163 out of 470 small-cap funds
Royce Premier Fund            	298 out of 470 small-cap funds
Royce Micro-Cap Fund             21 out of 34 micro-cap funds
Royce Low-Priced Stock Fund     271 out of 470 small-cap funds
Royce Total Return Fund       	186 out of 470 small-cap funds
Royce Financial Services Fund    35 out of 190 global funds
Royce GiftShares Fund           148 out of 470 small-cap funds
PMF II                          239 out of 470 small-cap funds

Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

      The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 1997, the average included 248 capital appreciation funds, 944 growth funds, 284 mid-cap funds, 566 small company growth funds, 43 micro-cap funds, 710 growth and income funds, 208 equity income funds and 85 S&P Index objective funds. Capital appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term growth as a primary goal. Growth and income and equity income funds tend to be more conservative in nature and usually invest in a combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income. S&P 500 Index objective funds seek to replicate the performance of the S&P 500.

      The Lipper Growth & Income Fund Index can be used to show how the Total Return Fund's performance compares to a set of growth and income funds. The
Lipper Growth & Income Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds within Lipper's growth and income investment objective category.

      The Lipper Global Fund Index can be used to show how the Global Services Fund's performance compares to a set of global funds. The Lipper Global Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds in Lipper's global investment objective category.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

       The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors
(DFA) U.S. 9-10 Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. As of November 30, 1997, DFA U.S. 9-10 Small Company Fund contained approximately 2,881 stocks, with a median market capitalization of about $142 million.

      The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

     The S&P SmallCap 600 Index is an unmanaged market-weighted index consisting of approximately 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1997, the weighted mean market value of a company in this Index was approximately $923.5 million.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of approximately 2,000 of the smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

     U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity.
The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time.

      From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's,

FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

      Morningstar, Inc.'s proprietary risk ratings may be quoted in advertising materials. For the three years ended December 31, 1997, the average risk score for the 1,646 domestic equity funds rated by Morningstar with a three-year history was 1.08; the average risk score for the 324 small company funds rated by Morningstar with a three-year history was 1.49. For the three years ended December 31, 1997, the risk scores for the Funds with a three-year history, and their ranks within Morningstar's equity funds category and either its small company category were as follows:

                                     Rating within Morningstar Category of
		  Morningstar	     -------------------------------------
Fund              Risk Score        Equity Funds  	Small Company Funds
----              ----------        ------------        -------------------
Pennsylvania         0.70          Within lowest 22%    Within lowest 11%
Mutual (In-
vestment
Class)

Premier              0.67           Within lowest 16%   Within lowest 10%

Micro-Cap            0.97           Within lowest 57%   Within lowest 26%

Low-Priced
Stock         	     1.24           Within lowest 72%   Within lowest 42%

Total Return         0.20           Within top 1%

Financial Ser-
vices      	     0.86           Within lowest 49%


     The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

      The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.

Risk Measurements

     Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

     STANDARD DEVIATION. The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period. Standard deviation of total return can be calculated for funds having different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames. The standard deviation figures presented are annualized statistics based on the trailing 36 monthly returns. Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure. 95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.

      RETURN PER UNIT OF RISK. This is a measure of a fund's risk adjusted return and is calculated by dividing a fund's average annual total return by the annualized standard deviation over a designated time period.

     BETA. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market. For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20% portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).

      MORNINGSTAR RISK. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the underperformances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.

      SHARPE RATIO. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return
("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.

      TREYNOR RATIO. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

     JENSEN'S ALPHA. This is the difference between a fund's actual returns and those that could have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     MORNINGSTAR STAR RATINGS. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

PART C -- OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          Financial Statements Included in Prospectuses (Part A):
               Financial  Highlights  of Pennsylvania  Mutual  Fund's
               Investment Class for the ten years ended December 31, 1997 (audited), and Pennsylvania Mutual Fund's Consultant Class for the period from June 18, 1997 through December 31, 1997 (audited), of Royce Premier Fund for the five years ended December 31, 1997 (audited), of Royce Micro-Cap Fund for the five years ended December 31, 1997 (audited), of Royce Low-Priced
               Stock Fund and Royce Total Return Fund for the period from December 15, 1993 through December 31, 1993 (audited) and the three years ended December 31, 1997 (audited), of Royce GiftShares Fund's Investment Class for the period from December 27, 1995 through December 31, 1995 (unaudited) and the two years ended December 31, 1997 (audited), and Royce GiftShares Fund's Consultant Class for the period from September 26, 1997 through December 31, 1997 (audited), of Royce Financial Services Fund for the period from December 15, 1994 through December 31, 1994
               (unaudited) and the three years ended December 31, 1997 (audited) and of PMF II for the period from November 19, 1996 through December 31, 1996 (audited) and the year ended December 31, 1997 (audited).

      The following audited financial statements, including the schedules of investments, and accompanying notes of the Registrant are included in the Registrant's Annual Reports to Shareholders for the fiscal year or period ended December 31, 1997, filed with the Securities and Exchange Commission under
Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated in Part B hereof by reference:

                Pennsylvania   Mutual  Fund  --  Schedule  of  Investments   at
		December 31, 1997;
                Pennsylvania Mutual Fund -- Statement of Assets and Liabilities at December 31, 1997;
                Pennsylvania Mutual Fund -- Statement of Changes in Net
                Assets for the years ended December 31, 1997 and 1996; Pennsylvania Mutual Fund -- Statement of Operations for
                the year ended December 31, 1997;
                Pennsylvania  Mutual Fund -- Financial Highlights  for
                the years ended December 31,  1997, 1996, 1995, 1994, and 1993 ;
                Pennsylvania  Mutual  Fund  --  Notes  to   Financial
                Statements -- Report of Independent Accountants dated February 10, 1998;

                Royce Premier Fund -- Schedule of Investments at December 31, 1997;
                Royce  Premier  Fund  --  Statement  of  Assets   and
                Liabilities at December 31, 1997;
                Royce  Premier  Fund -- Statement of  Changes  in  Net
                Assets for the years ended December 31, 1997 and 1996;
                Royce Premier Fund -- Statement of Operations for the year ended December 31, 1997;
                Royce Premier Fund -- Financial Highlights for the years ended December 31, 1997, 1996, 1995, 1994 and 1993;
                Royce Premier Fund -- Notes to Financial Statements --
                Report of Independent Accountants dated February 10,  1998;

                Royce Micro-Cap Fund -- Schedule of Investments at December 31, 1997;
                Royce Micro-Cap Fund -- Statement of Assets and Liabilities at December 31, 1997;
                Royce  Micro-Cap Fund -- Statement of Changes  in  Net
                Assets for the years ended December 31, 1997 and 1997;
                Royce Micro-Cap Fund -- Statement of Operations for the year ended December 31, 1997;
                Royce Micro-Cap Fund -- Financial Highlights for the years ended December 31, 1997, 1996, 1995 , 1994 and 1993;
                Royce Micro-Cap Fund -- Notes to Financial Statements -
                - Report of Independent Accountants dated February 10, 1998;

                Royce Low-Priced Stock Fund -- Schedule of Investments at December 31, 1997;
                Royce Low-Priced Stock Fund -- Statement of Assets and Liabilities at December 31, 1997;
                Royce Low-Priced Stock Fund -- Statement of Changes in
                Net Assets for the years ended December 31, 1997 and 1996; Royce Low-Priced Stock Fund -- Statement of Operations for the year ended December 31, 1997;
                Royce Low-Priced Stock Fund -- Financial Highlights for the years ended December 31, 1997, 1996, 1995, 1994 and for the period from December 15, 1993 through December 31, 1993;
                Royce Low-Priced Stock Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 10, 1998;

                Royce Total Return Fund -- Schedule of Investments  at
                December 31, 1997;
                Royce Total Return Fund -- Statement of Assets and Liabilities at December 31, 1997;
                Royce Total Return Fund -- Statement of Changes in Net Assets for the year ended December 31, 1997 and 1996;
                Royce Total Return Fund -- Statement of Operations for
                the year ended December 31, 1997;
                Royce Total Return Fund -- Financial Highlights for the
                years ended December 31, 1997, 1996, 1995 and 1994 and the period from December 15, 1993 through December 31, 1993;
                Royce   Total  Return  Fund  --  Notes  to  Financial
                Statements -- Report of Independent Accountants dated February 10, 1998;

                Royce  GiftShares Fund -- Schedule of  Investments  at
                December 31, 1997;
                Royce GiftShares Fund -- Statement of Assets and Liabilities at December 31, 1997;
                Royce GiftShares Fund -- Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996;
                Royce GiftShares Fund -- Financial Highlights for the years ended December 31, 1997 and 1996 and the period from December 27, 1995 through December 31, 1995;
                Royce GiftShares Fund -- Notes to Financial Statements
                -- Report of Independent Accountants dated February 10, 1998.

                Royce   Financial  Services  Fund  --   Schedule   of
                Investments at December 31, 1997;
                Royce  Financial Services Fund -- Statement of  Assets
                and Liabilities at December 31, 1997;
                Royce  Financial Services Fund -- Statement of Changes
                in Net Assets for the years ended December 31, 1997 and 1996;
                Royce   Financial  Services  Fund  --  Statement   of
                Operations for the year ended December 31, 1997;
                Royce Financial Services Fund -- Financial Highlights for the two years ended December 31, 1997 and the period from December 15, 1994 through December 31, 1994;
                Royce Financial Services Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 10, 1998;

                PMF II -- Schedule of Investments at December 31, 1997;
                PMF II -- Statement of Assets and Liabilities at December 31, 1997;
                PMF II -- Statement of Changes in Net Assets for the year ended December 31, 1997 and for the period from November 19, 1996 through December 31, 1996;
                PMF II -- Statement of Operations for the year ended December 31, 1997;
                PMF II -- Financial Highlights for the year ended December 31, 1997 and for the period from November 19, 1996 through December 31, 1996;
                PMF II -- Notes to Financial Statements -- Report of Independent Accountants dated February 10, 1998.

                Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.

     b.   Exhibits:

          The exhibits required by Items (1) through (3), (6), (7), (9) through (12) and (14) through (16), to the extent applicable to the Registrant, have been filed with Registrant's initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 26, 27, 28, 29, 30,
          31,  32, 33,  34, 35, 38, 40, 41, 42  and 43 thereto and, with respect to Pennsylvania Mutual Fund, its initial Registration Statement
	  (No. 2- 19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51, 52, 53, 56, and 58, and are incorporated by reference herein.

          (10) Form of Distribution Fee Schedule Agreement for the Consultant Class of Royce Micro-Cap Fund.

          (11) Consent of Coopers & Lybrand L.L.P. relating to The Royce Fund.

          (17)      Form of Royce Micro-Cap Fund Rule 18f-3 Plan.


Item 25.  Persons Controlled by or Under Common Control With Registrant

           There are no persons directly or indirectly controlled by or under common control with the Registrant.


Item 26.  Number of Holders of Securities

           As April __ 1998, the number of record holders of shares of each Fund of the Registrant was as follows:


     Title of Fund                           Number of Record Holders
     Pennsylvania Mutual Fund
     Royce Premier Fund
     Royce Micro-Cap Fund
     Royce Low-Priced Stock Fund
     Royce Total Return Fund
     Royce Financial Services Fund
     The REvest Growth and Income Fund
     Royce GiftShares Fund
     PMF II


Item 27.  Indemnification

      (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                          "ARTICLE IX

          LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     INDEMNIFICATION

               Section 2.

                (a)  Subject to the exceptions and limitations contained in
     Section 2(b) below:

                     (i) Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

                       (ii)  The   words  "claim",  "action",  "suit"   or
"proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                (b) No indemnification shall be provided hereunder to a Covered Person:

                          (i)   Who shall, in respect of the matter or
          matters involved, have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

                     (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                          (A) By the court or other body approving the settlement;

                          (B) By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                          (C) By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

                 (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

           (b)(1) Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates, Inc. (formerly named Quest Advisory Corp.) provides as follows:

                "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

          (b)(2) Paragraph 8 of the Investment Advisory Agreement by and between the Registrant and Royce, Ebright & Associates, Inc. provides as follows:

                "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

           (c) Paragraph 9 of the Distribution Agreement made October 31, 1985 by and between the Registrant and Royce Fund Services, Inc. (formerly named Quest Distributors, Inc.) provides as follows:

                "9. Protection of the Distributor. The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."

Item 28.  Business and Other Connections of Investment Advisers

            Reference is made to the filings on Schedule D to the Applications on Form ADV, as amended, of Royce & Associates, Inc. and Royce, Ebright & Associates, Inc. for Registration as Investment Advisers under the Investment Advisers Act of 1940.


Item 29.  Principal Underwriters

            Inapplicable. The Registrant does not have any principal underwriters.


Item 30.  Location of Accounts and Records

          The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

                         The Royce Fund
                         1414 Avenue of the Americas
               		 10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101


Item 31.  Management Services

           State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

           Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

               1997:               $462,684
               1996:               $468,735
               1995:               $335,180


Item 32.  Undertakings

           Registrant hereby undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the latest annual report including schedule of investments to shareholders of such series upon request and without charge.

           Registrant hereby undertakes to call a special meeting of the Registrant's shareholders upon the written request of shareholders owning at least 10% of the outstanding shares of the Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of March, 1998.



                                        THE ROYCE FUND


                                   By:  /s/ Charles M. Royce
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                      DATE

/s/ Charles M. Royce        President, Treasurer and   3/24/98
Charles M. Royce            Trustee
                            (Principal Executive,
                            Financial and Accounting
                            Officer)

/s/ Hubert L. Cafritz       Trustee                    3/24/98
Hubert L. Cafritz

/s/ Richard M. Galkin       Trustee                    3/24/98
Richard M. Galkin

/s/ Stephen L. Isaccs       Trustee                    3/24/98
Stephen L. Isaacs

/s/ William L. Koke         Trustee                    3/24/98
William L. Koke

/s/ David L. Meister        Trustee                    3/24/98
David L. Meister

                                     NOTICE

     A copy of the Trust Instrument of The Royce Fund is available for inspection at the office of the Registrant, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.